Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Components of Long-Term Debt

	September 30, 2018	December 31, 2017
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2018 to 2022	195,000	254,275
U.S. Dollar-denominated Term Loans due from 2019 to 2031	1,140,299	935,286
Norwegian Kroner-denominated Bonds due from 2020 to 2023	374,040	377,856
Euro-denominated Term Loans due from 2023 to 2024	205,923	232,957
Other U.S. Dollar-denominated loan	3,300	10,000
Total principal	1,918,562	1,810,374
Unamortized discount and debt issuance costs	(18,340)	(12,382)
Total debt	1,900,222	1,797,992
Less current portion	(155,261)	(552,404)
Long-term debt	1,744,961	1,245,588